Commitments and Contingencies - Schedule of Estimating the Fair Value of the Earnout Shares (Details)	Dec. 31, 2024	Jul. 01, 2024
Stock price [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	3.38	4.24
Expected volatility [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	46.89	40.6
Expected volatility [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	55.37	46.94
Expected terms (in years) [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	0.5	0.5
Expected terms (in years) [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	1.5	1.5
Expected dividends [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	0	0